Financial Risk Management - Additional Information (Detail) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	₩ 2,028,924,000,000	₩ 2,022,537,000,000
Bonds	8,579,743,000,000	8,220,833,000,000
Maximum credit exposure	7,066,754,000,000	6,375,027,000,000
Floating-rate [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	121,750,000,000
Bonds	326,400,000,000
Face value of floating rate long term payables others	1,626,040,000,000
Floating-rate [member] | One Percentage Increase Decrease In Interest Rates [member] | Forecast [Member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	470,000,000
Interest rate risk [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 16,260,000,000
Hypothetical increase (decrease) in interest rate	1.00%
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 1,427,845,000,000	831,637,000,000
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	4,154,000,000	13,548,000,000
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	1,738,003,000,000	1,668,557,000,000
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 1,369,423,000,000	₩ 1,270,572,000,000